HIGHLAND RESOLUTE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2020 (Unaudited)
Description	Shares	Value (Note 2)
COMMON STOCKS (15.13%)
AEROSPACE & DEFENSE (0.99%)
The Boeing Co.	9,396	$2,990,465

APPAREL (0.64%)
NIKE, Inc., Class B	20,005	1,926,482

BEVERAGES (0.80%)
Monster Beverage Corp.(a)	36,144	2,407,190

COMMERCIAL SERVICES (1.39%)
Global Payments, Inc.	13,452	2,629,194
Opal Acquisition(a)(b)	3,209	384,930
PayPal Holdings, Inc.(a)	10,171	1,158,375
		4,172,499
DIVERSIFIED FINANCIAL SERVICES (1.48%)
Mastercard, Inc., Class A	3,460	1,093,153
The Charles Schwab Corp.	28,458	1,296,262
Visa, Inc., Class A(c)	10,395	2,068,293
		4,457,708
ELECTRIC (0.63%)
PG&E Corp.(a)	125,471	1,908,414

INTERNET (3.51%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)(c)	11,164	2,306,371
Alphabet, Inc., Class A(a)(c)	2,013	2,884,186
Amazon.com, Inc.(a)(c)	1,369	2,749,938
Facebook, Inc., Class A(a)(c)	13,063	2,637,550
		10,578,045
RESTAURANTS (0.92%)
Restaurant Brands International, Inc.	45,237	2,759,909

RETAIL (0.83%)
Starbucks Corp.	29,527	2,504,775

SOFTWARE (3.94%)
Adobe, Inc.(a)	5,631	1,977,269
Fidelity National Information Services, Inc.(c)	18,498	2,657,423
Fiserv, Inc.(a)(c)	21,792	2,584,749
Microsoft Corp.	13,049	2,221,331
SS&C Technologies Holdings, Inc.(c)	38,769	2,442,835
		11,883,607
TOTAL COMMON STOCKS
(Cost $38,492,690)		45,589,094

OPEN-END MUTUAL FUNDS (47.36%)
AQR Multi Strategy Alternative Fund, Class I(a)	861,126	5,872,880
PIMCO Income Fund, Institutional Class	3,597,375	43,456,289
PIMCO Short-Term Fund, Institutional Class	9,540,880	93,405,211
		142,734,380
TOTAL OPEN-END MUTUAL FUNDS
(Cost $144,014,114)		142,734,380

Description	Shares	Value (Note 2)
PREFERRED STOCK (0.77%)
Opal Acquisition(a)(b)	19,341	$2,320,175

TOTAL PREFERRED STOCK
(Cost $906,621)		2,320,175

Description	Principal Amount	Value (Note 2)
CORPORATE BONDS (4.88%)
COMMERCIAL SERVICES (0.28%)
RR Donnelley & Sons Co.
6.00%, 04/01/2024	$810,000	828,561

COMPUTERS (2.62%)
Harland Clarke Holdings Corp.
8.38%, 08/15/2022(d)	979,000	851,425
9.25%, 03/01/2021(d)	7,021,500	7,056,607
		7,908,032
DISTRIBUTION & WHOLESALE (0.27%)
American News Co. LLC
8.50% (10.00%), 09/01/2026(d)(e)	758,398	817,077

HEALTHCARE-SERVICES (0.78%)
One Call Corp.
7.50%, 07/01/2024(d)	2,374,412	2,338,796

PUBLISHING & BROADCASTING (0.93%)
McClatchy Co.
6.88%, 07/15/2031(d)	2,198,000	1,648,500
9.00%, 07/15/2026	1,243,000	1,146,509
		2,795,009
TOTAL CORPORATE BONDS
(Cost $15,475,529)		14,687,475

Description	Shares	Value (Note 2)
Short-Term Investments (7.69%)
MONEY MARKET FUNDS (7.69%)
Dreyfus Treasury Cash Management Fund, Institutional Class, 7-day yield, 1.449%(c)	23,175,551	23,175,551

TOTAL SHORT-TERM INVESTMENTS
(Cost $23,175,551)		23,175,551

TOTAL INVESTMENTS (75.83%)
(Cost $222,064,505)		$228,506,675

SEGREGATED CASH WITH BROKERS (28.16%)(f)		84,864,634

SECURITIES SOLD SHORT (-3.28%)
(Proceeds $8,642,833)		$(9,878,007)

OTHER ASSETS IN EXCESS OF LIABILITIES (-0.71%)		(2,135,138)
NET ASSETS (100.00%)		$301,358,164

SCHEDULE OF SECURITIES SOLD SHORT
Description	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (-3.28%)
Consumer Discretionary Select Sector SPDR® Fund	(1,220)	$(152,890)
Consumer Staples Select Sector SPDR® Fund	(4,946)	(312,488)
Health Care Select Sector SPDR® Fund	(15,405)	(1,527,252)
Industrial Select Sector SPDR® Fund	(11,702)	(949,149)
iShares® 20+ Year Treasury Bond ETF	(3,980)	(580,682)
iShares® MSCI United Kingdom ETF	(14,675)	(478,992)
SPDR® S&P Retail ETF	(44,118)	(1,899,721)
Utilities Select Sector SPDR® Fund	(9,524)	(656,966)
VanEck Vectors® Pharmaceutical ETF	(15,346)	(983,525)
Vanguard® FTSE Europe ETF	(23,953)	(1,360,291)
Vanguard® Total Stock Market ETF	(5,969)	(976,051)
		(9,878,007)
TOTAL EXCHANGE TRADED FUNDS
(Proceeds $8,642,833)		(9,878,007)

TOTAL SECURITIES SOLD SHORT (-3.28%)
(Proceeds $8,642,833)		$(9,878,007)

(a)	Non-income producing security.
(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the Consolidated Quarterly Schedule of Investments for additional information.
(c)	Security position either entirely or partially held in a segregated account as collateral for securities sold short and total return swaps. Aggregate total fair value of $11,795,403.
(d)	Security exempt from registration under rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the fair value of those securities held in long positions was $12,712,405, representing 4.22% of the Fund's net assets.
(e)	Pay-in-kind securities - Rate paid in-kind is shown in parenthesis.
(f)	Includes cash which is being held as collateral for securities sold short and total return swap contracts.

TOTAL RETURN SWAP CONTRACTS*
Counterparty	Reference Obligation	Notional Amount	Value	Rate Paid by the Fund	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	BHDG Systematic Trading Segregated Portfolio(a)	$16,814,996	$16,815,005	1-Month LIBOR BBA	09/13/2023	$9
Morgan Stanley	Long/Short Segregated Portfolio(b)	36,359,586	36,359,589	1-Month LIBOR BBA	03/19/2021	3
Morgan Stanley	Melchior Segregated Portfolio(c)	32,856,856	32,856,860	1-Month LIBOR BBA	03/19/2021	4
Morgan Stanley	PSAM Highland(d)	51,803,787	51,803,785	1-Month EURIBOR	06/03/2021	(2)
Morgan Stanley	WABR(e)	36,271,975	36,271,984	1-Month LIBOR BBA	09/01/2020	9
		$174,107,200	$174,107,223			$23

*	For the long positions, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligation plus the rate paid by the Fund. For short positions, the Fund receives payments based on any negative return of the Reference Obligation less the rate paid by the fund. The Fund makes payments on any positive return of such Reference Obligation plus the rate paid by the Fund. Payments are made monthly.
(a)	BHDG Systematic Trading Segregated Portfolio is a quantitative trend following strategy that uses futures. BHDG will employ some short, medium, and long term signals. Interest rate, commodity, equity, and sovereign debt futures will be used. Any asset class may have net long or short exposure, and exposures in aggregate may be net long or short.
(b)	Long/Short Segregated Portfolio is a European equity long/short strategy that employs a flexible, low-net strategy (0% to 50%), and long exposure will vary between 60% and 100%. The portfolio is primarily comprised of large and mid-cap stocks listed on European exchanges.
(c)	Melchior Segregated Portfolio is a global equity long/short strategy that uses a long-biased strategy that is focused on cyclical sectors. The strategy has a net exposure that ranges between 50% and 80%, and long exposure varies between 80% and 100%. The strategy is comprised of large cap stocks listed on exchanges of developed and emerging market countries.
(d)	PSAM Highland employs an event driven strategy. The fund will primarily make investments in equity special situations and merger arbitrage. The strategy will also opportunistically allocate to liquid high yield credit positions when trading at stressed levels. The strategy will employ gross long exposure of up to 120%, and net exposure will typically vary from 40% to 80%.
(e)	WABR incorporates an absolute return oriented approach within a risk parity framework. Active absolute return strategies include fundamental long/short equity, credit relative value, discretionary macro, and equity market neutral strategies. The strategy also maintains a passive risk weighted allocation to equities and fixed income, but each of the three allocations is equally risk weighted subject to a 40% limit on the absolute return allocation. Gross equity long exposure will typically be 140% or less, and net equity exposure will vary between 5% and 35%.

Common Abbreviations:

AQR - AQR Capital Management LLC.
BBA - British Bankers Association.
EURIBOR - Euro Interbank Offered Rate.
LIBOR - London Interbank Offered Rate.
PIMCO - Pacific Investment Management Company.
S&P - Standard & Poor's.
SPDR - Standard & Poor's Depositary Receipt.

Currency Abbreviations:

AUD - Australian Dollar
CAD - Canada Dollar
CHF - Swiss Franc
EUR - Euro
GBP - Great British Pound
ILS - Israeli New Sheqel
INR - Indian Rupee
JPY - Japan Yen
KRW - South Korean Won
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Poland Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar

See notes to Consolidated Quarterly Schedule of Investments.

PSAM HIGHLAND

Description	Contracts/Shares	Value	Percentage of Value	Swap Counterparty	Floating Rate/Fixed Rate Amount Paid by Fund	Floating Rate Index	Termination Date	Unrealized Gain (Loss)
LONG SECURITIES
COMMON STOCK
ANIXTER INTL INC COM STK	13,029	1,271,623	2.45%
ATRIUM EUROPEAN REAL ESTATE	44,511	171,298	0.33%
CAESARS ENTERTAINMENT CORP COM STK	177,322	2,423,998	4.68%
CHINA AGRI-INDUSTRIES HOLDINGS LTD. (HOK	1,386,335	744,349	1.44%
CINEPLEX INC	12,645	323,702	0.62%
CIRCOR INTL INC COM STK	12,328	511,992	0.99%
EL PASO ELECTRIC CO COM STK	27,434	1,867,953	3.61%
ENERGIAS DE PORTUGAL EUR5 REGD	303,259	1,521,552	2.94%
HEWLETT PACKARD	51,718	1,102,625	2.13%
INNOPHOS HOLDING INC	7,993	255,462	0.49%
INSTRUCTURE INC	25,337	1,237,441	2.39%
INTERXION HOLDING NV	7,771	676,324	1.31%
L BRANDS COM STK	24,055	557,119	1.08%
LOGMEIN INC	3,984	342,511	0.66%
MCKESSON EUROPE AG (GFR LISTING)	97,900	2,844,696	5.49%
METLIFECARE LTD (NZE LISTING)	146,119	648,831	1.25%
OCCIDENTAL PETE CORP	17,633	700,377	1.35%
OSRAM LICHT AG Z.VERKAUF EING.NAMENS-AKT	10,661	481,701	0.93%
PATTERN ENERGY GROUP INC	41,013	1,103,661	2.13%
RESIDEO TECHNOLOGIESINC	41,225	419,676	0.81%
SAMHALLSBYGGNBOLAGETB (SWE LISTING)	102,657	253,244	0.49%
TALLGRASS ENERGY LP	92,909	2,072,793	4.00%
TIFFANY & CO COM STK	17,240	2,310,439	4.46%
TRINITY INDS INC COM STK	18,236	370,738	0.72%
UNITED TECHNOLOGIES CORP	22,935	3,444,821	6.65%
VIACOMCBS INC	10,721	365,903	0.71%
WABCO HOLDINGS INC	22,518	3,054,542	5.90%
WRIGHT MEDICAL GROUPNV COM STK	74,890	2,257,172	4.36%
ZAYO GROUP HOLDINGS INC	66,268	2,302,798	4.45%
COMMON STOCK Total	2,880,646	35,639,341	68.82%

CORPORATE BONDS
CC 6.625 15MAY2023	207,257	206,238	0.40%
CNSL 6.5 01OCT2022	218,165	212,801	0.41%
FE 6.85 01JUN2034	2,491,570	1,576,013	3.04%
FINRSK 8.25 15NOV2026 144A	568,512	644,503	1.24%
GNW FRN 15NOV2036	648,078	410,543	0.79%
LB 6.875 01NOV2035	498,571	508,477	0.98%
PCG 4.45 15APR2042	789,243	863,400	1.67%
PCG 4.75 15FEB2044	784,110	891,546	1.72%
PCG 5.4 15JAN2040	451,729	521,182	1.01%
PCG 5.8 01MAR2037	1,097,882	1,264,623	2.44%
PUERTO RICO ELECTRIC POWER AUTH SER XX-R	388,205	312,020	0.60%
CORPORATE BONDS Total	8,143,322	7,411,347	14.30%

EQUITY SWAP
ALLERGAN PLC	24,120	405,147	0.78%	Morgan Stanley & Co. LLC	40 bps + 1D FEDEF	1D FEDEF	12/30/2020	620,351
EDP RENOVAVEIS SA	43,330	210,002	0.41%	Morgan Stanley & Co. LLC	65 bps + 1D EONIA	1D EONIA	12/15/2020	295,007
JUST EAT PLC-WI (UKM LISTING)	183,344	298,611	0.58%	Morgan Stanley & Co. LLC	65 bps + 1D SONIA	1D SONIA	12/15/2020	351,935
EQUITY SWAP Total	250,795	913,760	1.77%
TOTAL LONG	11,274,762	43,964,447	84.89%

SECURITIES SOLD SHORT
COMMON STOCK
ELDORADO RESORTS LLC	(15,902)	(950,601)	-1.84%
RA PHARMACEUTICA	(3,768)	(176,628)	-0.34%
RAYTHEON COMPANY COM	(9,430)	(2,083,432)	-4.02%
COMMON STOCK Total	(29,100)	(3,210,662)	-6.20%

CORPORATE BONDS
AMC 5.75 15JUN2025	(257,948)	(232,243)	-0.45%
CC 7 15MAY2025	(318,906)	(309,267)	-0.60%
DSPORT 6.625 15AUG2027 144A	(284,898)	(276,901)	-0.53%
CORPORATE BONDS Total	(861,751)	(818,411)	-1.58%

EQUITY SWAP
ABBVIE INC	(20,888)	(173,002)	-0.33%	Morgan Stanley & Co. LLC	1D FEDEF - 35 bps	1D FEDEF	6/29/2021	(267,049)
EQUITY SWAP Total	(20,888)	(173,002)	-0.33%
TOTAL SHORT	(911,739)	(4,202,075)	-8.11%

REMAINING SECURITIES AND CASH		12,041,412	23.22%
TOTAL VALUE		51,803,785

LONG/SHORT SEGREGATED PORTFOLIO

Description	Contracts/Shares	Value	Percentage of Value
LONG SECURITIES
COMMON STOCK
BUZZI UNICEM SENZA VINCOLI ORD (MIL)	15,788	369,204	1.02%
CANADIAN PACIFIC RAILWAY ORD (NYS)	5,219	1,387,262	3.82%
CSX ORD (NMS)	4,615	352,309	0.97%
D R HORTON ORD (NYS)	3,377	199,918	0.55%
DSV PANALPINA ORD (CPH)	18,977	2,064,666	5.68%
FLOWSERVE ORD (NYS)	5,535	258,374	0.71%
FREEPORT MCMORAN ORD (NYS)	73,663	817,659	2.25%
HARLEY DAVIDSON ORD (NYS)	41,287	1,378,986	3.79%
HOME DEPOT ORD (NYS)	5,303	1,209,614	3.33%
KANSAS CITY SOUTHERN ORD (NYS)	8,086	1,364,027	3.75%
KB HOME ORD (NYS)	44,222	1,660,536	4.57%
LEAR ORD (NYS)	12,412	1,528,910	4.21%
LOUISIANA PACIFIC ORD (NYS)	45,533	1,396,952	3.84%
MASTERCARD CL A ORD (NYS)	6,313	1,994,529	5.49%
MICROSOFT ORD (NMS)	3,409	580,314	1.60%
NORFOLK SOUTHERN ORD (NYS)	9,765	2,033,171	5.59%
NVR ORD (NYS)	0,405	1,545,873	4.25%
OLD DOMINION FREIGHT LINE ORD (NMS)	1,339	262,752	0.72%
OSHKOSH ORD (NYS)	7,097	610,626	1.68%
QUALCOMM ORD (NMS)	16,480	1,405,909	3.87%
SONY ORD (TYO)	4,498	320,180	0.88%
STAR BULK CARRIERS ORD (NMS)	103,002	834,316	2.30%
TAKE TWO INTERACTIVE SOFTWARE ORD (NMS)	1,609	200,546	0.55%
TECK RESOURCES CL B ORD (NYS)	84,085	1,085,537	2.99%
VOLVO ORD (STO)	109,226	1,873,855	5.15%
WABTEC ORD (NYS)	10,737	793,035	2.18%
WEST FRASER TIMBER ORD (TOR)	39,498	1,582,427	4.35%
COMMON STOCK Total	681,480	29,111,487	80.09%
TOTAL LONG	681,480	29,111,487	80.09%

SECURITIES SOLD SHORT
COMMON STOCK
A P MOLLER MAERSK ORD (CPH)	(491)	(589,251)	-1.62%
AIR PRODUCTS AND CHEMICALS ORD (NYS)	(1,047)	(249,929)	-0.69%
APPLE ORD (NMS)	(1,613)	(499,240)	-1.37%
ARCH COAL CL A ORD (NYS)	(13,083)	(674,167)	-1.85%
AVIS BUDGET GROUP ORD (NMS)	(22,135)	(726,028)	-2.00%
BOEING ORD (NYS)	(702)	(223,426)	-0.61%
CAMPBELL SOUP ORD (NYS)	(4,454)	(215,529)	-0.59%
GATX ORD (NYS)	(3,437)	(261,659)	-0.72%
GOLDEN OCEAN GROUP ORD (OSL)	(40,766)	(186,593)	-0.51%
KENNAMETAL ORD (NYS)	(17,282)	(540,754)	-1.49%
KUEHNE & NAGEL ORD (VX)	(2,712)	(438,894)	-1.21%
LAS VEGAS SANDS ORD (NYS)	(6,022)	(393,297)	-1.08%
MONDELEZ INTERNATIONAL CL A ORD (NMS)	(4,471)	(256,546)	-0.71%
PIONEER NATURAL RESOURCE ORD (NYS)	(3,402)	(459,270)	-1.26%
SPIRIT AEROSYSTEMS HLDGS A ORD (NYS)	(5,522)	(360,697)	-0.99%
WESTSHORE TERMINALS INVESTMENT ORD (TOR)	(58,883)	(715,459)	-1.97%
XPO LOGISTICS ORD (NYS)	(2,767)	(246,042)	-0.68%
YUM CHINA ORD (NYS)	(9,751)	(419,976)	-1.16%
COMMON STOCK Total	(198,540)	(7,456,757)	-20.51%
TOTAL SHORT	(198,540)	(7,456,757)	-20.51%

REMAINING SECURITIES AND CASH		14,704,859	40.42%
TOTAL VALUE		36,359,589

MELCHIOR SEGREGATED PORTFOLIO

Description	Contracts/Shares	Value	Percentage of Value	Swap Counterparty	Floating Rate/Fixed Rate Amount Paid by Fund	Floating Rate Index	Termination Date	Unrealized Gain (Loss)
LONG SECURITIES
COMMON STOCK
GRIFOLS SA-ADR	32,271	733,529	2.23%
COMMON STOCK total	32,271	733,529	2.23%

EQUITY SWAP
ALTEN SA(PAR)	3,906	54,064	0.16%	Morgan Stanley & Co. LLC	55 bps + 1M EURIB	1M EURIB	3/26/2020	110,452
APPLUS SERVICES SA(MAD)	118,314	-134,899	-0.41%	Morgan Stanley & Co. LLC	55 bps + 1M EURIB	1M EURIB	3/26/2020	(277,643)
ASML HOLDING NV (EOE)	2,007	149,185	0.45%	Morgan Stanley & Co. LLC	55 bps + 1M EURIB	1M EURIB	3/26/2020	305,299
ASR NEDERLAND NV	20,776	-30,301	-0.09%	Morgan Stanley & Co. LLC	55 bps + 1M EURIB	1M EURIB	3/26/2020	(62,700)
ASSOCIATED BRITISH FOODS PLC	10,263	43,816	0.13%	Morgan Stanley & Co. LLC	55 bps + 1M LIBOR	1M LIBOR	3/26/2020	75,197
CERVED GROUP SPA	73,805	67,698	0.21%	Morgan Stanley & Co. LLC	55 bps + 1M EURIB	1M EURIB	3/26/2020	138,179
CRH PLC(ISE)	15,680	74,660	0.23%	Morgan Stanley & Co. LLC	55 bps + 1M EURIB	1M EURIB	3/26/2020	152,638
FERGUSON PLC	3,305	41,434	0.13%	Morgan Stanley & Co. LLC	55 bps + 1M LIBOR	1M LIBOR	3/26/2020	71,186
FINECOBANK SPA(MIL)	116,008	76,244	0.23%	Morgan Stanley & Co. LLC	55 bps + 1M EURIB	1M EURIB	3/26/2020	155,037
GAMES WORKSHOP GROUP PLC(LSE)	6,916	175,779	0.53%	Morgan Stanley & Co. LLC	55 bps + 1M LIBOR	1M LIBOR	3/26/2020	311,004
GOCO GROUP PLC	289,856	33,247	0.10%	Morgan Stanley & Co. LLC	55 bps + 1M LIBOR	1M LIBOR	3/26/2020	57,060
HOWDEN JOINERY GROUP PLC	45,093	57,039	0.17%	Morgan Stanley & Co. LLC	55 bps + 1M LIBOR	1M LIBOR	3/26/2020	97,823
IMF BENTHAM LTD(ASX)	139,786	122,961	0.37%	Morgan Stanley & Co. LLC	55 bps + 1M BBSW-	1M BBSW-	4/29/2021	416,852
INFICON HOLDING AG-REG	0,647	114,559	0.35%	Morgan Stanley & Co. LLC	55 bps + 1M LIBOR	1M LIBOR	3/26/2020	250,393
INMOBILIARIA COLONIAL SOCIMI	56,810	165,568	0.50%	Morgan Stanley & Co. LLC	55 bps + 1M EURIB	1M EURIB	3/26/2020	338,845
INTERTRUST NV	45,379	-39,238	-0.12%	Morgan Stanley & Co. LLC	55 bps + 1M EURIB	1M EURIB	3/26/2020	(80,942)
LONDON STOCK EXCHANGE GROUP	5,217	40,449	0.12%	Morgan Stanley & Co. LLC	55 bps + 1M LIBOR	1M LIBOR	3/26/2020	69,171
LONZA GROUP AG-REG	1,947	115,050	0.35%	Morgan Stanley & Co. LLC	55 bps + 1M LIBOR	1M LIBOR	3/26/2020	251,448
METRO BANK PLC	101,173	30,126	0.09%	Morgan Stanley & Co. LLC	55 bps + 1M LIBOR	1M LIBOR	3/26/2020	51,644
MONCLER SPA(MIL)	16,747	21,091	0.06%	Morgan Stanley & Co. LLC	55 bps + 1M EURIB	1M EURIB	3/26/2020	40,832
MTU AERO ENGINES AG(GER)	2,699	159,198	0.48%	Morgan Stanley & Co. LLC	55 bps + 1M EURIB	1M EURIB	3/25/2020	325,617
NESTLE SA-REG(VTX)	11,359	90,183	0.27%	Morgan Stanley & Co. LLC	55 bps + 1M LIBOR	1M LIBOR	3/26/2020	196,193
PIAGGIO & C. S.P.A.	164,465	-20,579	-0.06%	Morgan Stanley & Co. LLC	55 bps + 1M EURIB	1M EURIB	3/26/2020	(42,415)
PROSEGUR CASH SA	316,712	-24,465	-0.07%	Morgan Stanley & Co. LLC	55 bps + 1M EURIB	1M EURIB	3/26/2020	(50,512)
PRUDENTIAL PLC	27,572	-37,102	-0.11%	Morgan Stanley & Co. LLC	55 bps + 1M LIBOR	1M LIBOR	3/26/2020	31,065
ROBERTET SA	1,555	206,371	0.63%	Morgan Stanley & Co. LLC	55 bps + 1M EURIB	1M EURIB	3/26/2020	422,405
ROCHE HOLDING AG-GENUSSCHEIN(VTX)	4,409	266,805	0.81%	Morgan Stanley & Co. LLC	55 bps + 1M LIBOR	1M LIBOR	3/26/2020	582,615
RYANAIR HOLDINGS PLC(ISE)	25,471	70,570	0.21%	Morgan Stanley & Co. LLC	55 bps + 1M EURIB	1M EURIB	3/26/2020	144,323
SMURFIT KAPPA GROUP PLC(ISE)	12,726	-44,903	-0.14%	Morgan Stanley & Co. LLC	55 bps + 1M EURIB	1M EURIB	3/26/2020	(91,403)
VESTAS WIND SYSTEMS A/S(CPH)	3,101	76,826	0.23%	Morgan Stanley & Co. LLC	55 bps + 1M CIBOR	1M CIBOR	10/30/2020	1,175,036
WH SMITH PLC	18,008	49,033	0.15%	Morgan Stanley & Co. LLC	55 bps + 1M LIBOR	1M LIBOR	3/26/2020	84,047
EQUITY SWAP Total	1,681,239	1,905,734	5.76%

FUTURE CONTRACT
EURO STOXX 50 PR P @ 3600 FEB 20	0,073	32,694	0.10%
EURO STOXX 50 PR P @ 3600 MAR 20	0,063	46,173	0.14%
FUTURE CONTRACT Total	0,136	78,867	0.24%
TOTAL LONG	1,713,646	2,718,130	8.23%

SECURITIES SOLD SHORT
EQUITY SWAP
ARCADIS NV	(40,305)	(71,157)	-0.22%	Morgan Stanley & Co. LLC	1D EONIA - 40 bps	1D EONIA	3/26/2020	(146,431)
ASTON MARTIN LAGONDA GLOBAL	(130,571)	(52,375)	-0.16%	Morgan Stanley & Co. LLC	1D SONIA - 1150 bps	1D SONIA	3/26/2020	(79,366)
AZIMUT HOLDING SPA	(17,124)	(61,974)	-0.19%	Morgan Stanley & Co. LLC	1D EONIA - 50 bps	1D EONIA	3/26/2020	(127,396)
BEKAERT NV	(13,968)	37,710	0.11%	Morgan Stanley & Co. LLC	1D EONIA - 50 bps	1D EONIA	3/26/2020	76,948
DECHRA PHARMACEUTICALS PLC	(15,785)	(35,752)	-0.11%	Morgan Stanley & Co. LLC	1D SONIA - 35 bps	1D SONIA	3/26/2020	(60,204)
DOW JONES STOXX INSURANCE (PRI	(1,724)	(33,904)	-0.10%	Morgan Stanley & Co. LLC	1D EONIA - 45 bps	1D EONIA	8/3/2020	(70,739)
DS SMITH PLC	(64,386)	30,998	0.09%	Morgan Stanley & Co. LLC	1D SONIA - 35 bps	1D SONIA	3/26/2020	53,235
EUROFINS SCIENTIFIC(PAR)	(1,832)	(56,322)	-0.17%	Morgan Stanley & Co. LLC	1D EONIA - 100 bps	1D EONIA	3/26/2020	(116,298)
KERRY GROUP PLC-A(ISE)	(5,443)	(21,696)	-0.07%	Morgan Stanley & Co. LLC	1D EONIA - 35 bps	1D EONIA	3/26/2020	(45,065)
LEARNING TECHNOLOGIES GROUP	(524,740)	(209,041)	-0.64%	Morgan Stanley & Co. LLC	1D SONIA - 150 bps	1D SONIA	3/26/2020	(386,268)
MONEYSUPERMARKET.COM	(57,885)	36,468	0.11%	Morgan Stanley & Co. LLC	1D SONIA - 35 bps	1D SONIA	3/26/2020	62,622
NETCOMPANY GROUP AS	(10,096)	(60,094)	-0.18%	Morgan Stanley & Co. LLC	1W CIBOR - 50 bps	1W CIBOR	10/30/2020	(969,379)
ORPEA(PAR)	(4,634)	(31,044)	-0.09%	Morgan Stanley & Co. LLC	1D EONIA - 40 bps	1D EONIA	3/26/2020	(64,070)
VARTA AG	(4,632)	79,705	0.24%	Morgan Stanley & Co. LLC	1D EONIA - 462.5 bps	1D EONIA	3/25/2020	162,241
WIRECARD AG	(4,916)	(114,310)	-0.35%	Morgan Stanley & Co. LLC	1D EONIA - 375 bps	1D EONIA	3/25/2020	(240,224)
EQUITY SWAP Total	(898,040)	(562,788)	-1.73%
TOTAL SHORT	(898,040)	(562,788)	-1.73%

REMAINING SECURITIES AND CASH		30,701,518	93.50%
TOTAL VALUE		32,856,860

WABR

Description	Contracts/Shares	Value	Percentage of Value
LONG SECURITIES
COMMON STOCK
ALLERGAN ORD (NYS)	2,924	545,736	1.51%
AMEREN ORD (NYS)	2,480	203,484	0.56%
AMERICAN ELECTRIC POWER ORD (NYS)	2,717	283,166	0.78%
AMERICAN HOMES 4 RENT CL A REIT ORD (NYS)	8,523	232,934	0.64%
BOSTON PROPERTIES REIT ORD (NYS)	1,929	276,522	0.76%
DOMINION ENERGY ORD (NYS)	2,660	228,095	0.63%
DUKE REALTY REIT ORD (NYS)	6,481	235,325	0.65%
EPR PROPERTIES REIT ORD (NYS)	3,328	237,519	0.65%
FIRSTENERGY ORD (NYS)	5,904	299,864	0.83%
HIGHWOODS PROPERTIES REIT ORD (NYS)	5,596	280,416	0.77%
HP ORD (NYS)	13,591	289,760	0.80%
INNOVATIVE INDUSTRIAL PPTY ORD (NYS)	3,852	344,754	0.95%
ISHARES IBOXX HIGH YIELD BOND ETF (PSE)	45,294	3,964,584	10.93%
ISHARES IBOXX INVT GRADE BOND ETF (PSE)	31,052	4,070,607	11.22%
MICROSOFT ORD (NMS)	1,395	237,471	0.65%
NATIONAL HEALTH INVESTORS REIT ORD (NYS)	2,635	222,341	0.61%
NATIONAL RETAIL PROPERTIES REIT ORD (NYS)	4,579	256,424	0.71%
OMEGA HEALTHCARE REIT ORD (NYS)	4,894	205,303	0.57%
RPT REALTY ORD (NYS)	16,163	225,474	0.62%
UNITED AIRLINES HOLDINGS ORD (NMS)	3,577	267,667	0.74%
VICI PPTYS ORD (NYS)	8,392	224,906	0.62%
VORNADO REALTY REIT ORD (NYS)	2,980	195,995	0.54%
WEINGARTEN RLTY REIT ORD (NYS)	8,448	245,837	0.68%
WELLTOWER ORD (NYS)	3,672	311,790	0.86%
ZAYO GROUP HOLDINGS ORD (NYS)	6,687	232,373	0.64%
COMMON STOCK Total	199,753	14,118,347	38.92%

CORPORATE BONDS
BESPL EMTN 0.0000% 2021-01-15	700,000	202,630	0.56%
CORPORATE BONDS total	700,000	202,630	0.56%
TOTAL LONG	899,753	14,320,977	39.48%

SECURITIES SOLD SHORT
COMMON STOCK
ALEXANDRIA REAL ESTATE EQ REIT ORD (NYS)	(1,679)	(274,013)	-0.76%
ARISTA NETWORKS ORD (NYS)	(1,209)	(270,018)	-0.74%
CAMDEN PROPERTY REIT ORD (NYS)	(2,515)	(282,761)	-0.78%
CARETRUST REIT ORD (NMS)	(10,674)	(236,749)	-0.65%
ESSEX PROPERTY REIT ORD (NYS)	(641)	(198,556)	-0.55%
EVERSOURCE ENERGY ORD (NYS)	(2,403)	(222,133)	-0.61%
FEDERAL REIT ORD (NYS)	(2,014)	(251,790)	-0.69%
GAMING AND LEISURE PROPERTIES REIT O (NMQ)	(4,780)	(225,879)	-0.62%
HEALTHCARE REAL REIT ORD (NYS)	(5,848)	(210,879)	-0.58%
ISHARES US TECHNOLOGY ETF (PSE)	(1,037)	(251,172)	-0.69%
KANSAS CITY SOUTHERN ORD (NYS)	(1,245)	(210,019)	-0.58%
KIMCO REALTY REIT ORD (NYS)	(15,347)	(292,360)	-0.81%
PROLOGIS REIT (NYS)	(2,116)	(196,534)	-0.54%
REALTY INCOME REIT ORD (NYS)	(3,374)	(264,555)	-0.73%
SL GREEN RLTY REIT ORD (NYS)	(2,462)	(226,602)	-0.62%
SOUTHERN ORD (NYS)	(5,130)	(361,152)	-1.00%
SPDR S&P 500 ETF (PSE)	(2,689)	(865,132)	-2.39%
SPDR S&P SEMICONDUCTOR ETF (PSE)	(2,170)	(221,535)	-0.61%
TANGER FACTORY REIT ORD (NYS)	(16,718)	(244,584)	-0.67%
TEXAS INSTRUMENTS ORD (NMS)	(1,705)	(205,708)	-0.57%
WEC ENERGY GROUP ORD (NYS)	(3,647)	(364,299)	-1.00%
XCEL ENERGY ORD (NMS)	(3,100)	(214,489)	-0.59%
COMMON STOCK Total	(92,503)	(6,090,919)	-16.78%
TOTAL SHORT	(92,503)	(6,090,919)	-16.78%

REMAINING SECURITIES AND CASH		28,041,926	77.30%
TOTAL VALUE		36,271,984

BHDG SYSTEMATIC TRADING SEGREGATED PORTFOLIO

Description	Contracts/Shares	Value	Percentage of Value
LONG SECURITIES
OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
AUD TO JPY FORWARD SD : 18-Mar-2020	3,374,270	2,260,356	13.44%
AUD TO USD FORWARD SD : 18-Mar-2020	5,164,844	3,459,826	20.58%
CAD TO USD FORWARD SD : 18-Mar-2020	4,786,755	3,616,343	21.51%
CHF TO USD FORWARD SD : 18-Mar-2020	3,096,053	3,223,964	19.17%
EUR TO PLN FORWARD SD : 18-Mar-2020	2,057,245	2,287,608	13.61%
EUR TO USD FORWARD SD : 18-Mar-2020	3,994,907	4,442,243	26.42%
GBP TO USD FORWARD SD : 18-Mar-2020	2,232,868	2,951,999	17.56%
INR TO USD FORWARD SD : 18-Mar-2020	205,010,083	2,852,186	16.96%
JPY TO AUD FORWARD SD : 18-Mar-2020	305,275,775	2,823,620	16.79%
JPY TO USD FORWARD SD : 18-Mar-2020	288,018,551	2,664,001	15.84%
KRW TO USD FORWARD SD : 18-Mar-2020	2,812,721,510	2,353,654	14.00%
MXN TO USD FORWARD SD : 18-Mar-2020	52,333,286	2,752,118	16.37%
NOK TO USD FORWARD SD : 18-Mar-2020	23,748,297	2,582,157	15.36%
PLN TO EUR FORWARD SD : 18-Mar-2020	9,659,115	2,493,722	14.83%
SGD TO USD FORWARD SD : 18-Mar-2020	7,640,260	5,599,339	33.30%
USD TO AUD FORWARD SD : 18-Mar-2020	4,995,295	4,995,295	29.71%
USD TO CAD FORWARD SD : 18-Mar-2020	4,223,009	4,223,009	25.12%
USD TO EUR FORWARD SD : 18-Mar-2020	6,352,010	6,352,010	37.78%
USD TO GBP FORWARD SD : 18-Mar-2020	2,287,232	2,287,232	13.60%
USD TO INR FORWARD SD : 18-Mar-2020	2,530,992	2,530,992	15.05%
USD TO JPY FORWARD SD : 18-Mar-2020	3,477,924	3,477,924	20.69%
USD TO KRW FORWARD SD : 18-Mar-2020	2,532,385	2,532,385	15.06%
USD TO NOK FORWARD SD : 18-Mar-2020	3,313,206	3,313,206	19.71%
USD TO PLN FORWARD SD : 18-Mar-2020	2,398,435	2,398,435	14.27%
USD TO SGD FORWARD SD : 18-Mar-2020	5,204,476	5,204,476	30.95%
OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS Total	3,766,428,783	83,678,100	497.68%
TOTAL LONG	3,766,428,783	83,678,100	497.68%

SECURITIES SOLD SHORT
OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
AUD TO JPY FORWARD SD : 18-Mar-2020	(4,094,780)	(2,743,012)	-16.31%
AUD TO USD FORWARD SD : 18-Mar-2020	(7,283,572)	(4,879,120)	-29.02%
CAD TO USD FORWARD SD : 18-Mar-2020	(5,557,201)	(4,198,408)	-24.97%
EUR TO PLN FORWARD SD : 18-Mar-2020	(2,252,366)	(2,504,578)	-14.90%
EUR TO USD FORWARD SD : 18-Mar-2020	(5,699,877)	(6,338,129)	-37.70%
GBP TO USD FORWARD SD : 18-Mar-2020	(1,740,638)	(2,301,239)	-13.69%
INR TO USD FORWARD SD : 18-Mar-2020	(182,317,583)	(2,536,478)	-15.09%
JPY TO AUD FORWARD SD : 18-Mar-2020	(253,603,862)	(2,345,685)	-13.95%
JPY TO USD FORWARD SD : 18-Mar-2020	(378,745,750)	(3,503,173)	-20.84%
KRW TO USD FORWARD SD : 18-Mar-2020	(2,983,917,556)	(2,496,909)	-14.85%
NOK TO USD FORWARD SD : 18-Mar-2020	(30,197,219)	(3,283,349)	-19.53%
PLN TO EUR FORWARD SD : 18-Mar-2020	(8,817,331)	(2,276,396)	-13.54%
PLN TO USD FORWARD SD : 18-Mar-2020	(9,216,822)	(2,379,534)	-14.15%
SGD TO USD FORWARD SD : 18-Mar-2020	(7,041,024)	(5,160,175)	-30.69%
USD TO AUD FORWARD SD : 18-Mar-2020	(3,570,255)	(3,570,255)	-21.23%
USD TO CAD FORWARD SD : 18-Mar-2020	(3,653,206)	(3,653,206)	-21.73%
USD TO CHF FORWARD SD : 18-Mar-2020	(3,198,249)	(3,198,249)	-19.02%
USD TO EUR FORWARD SD : 18-Mar-2020	(4,475,087)	(4,475,087)	-26.62%
USD TO GBP FORWARD SD : 18-Mar-2020	(2,944,297)	(2,944,297)	-17.51%
USD TO INR FORWARD SD : 18-Mar-2020	(2,866,975)	(2,866,975)	-17.05%
USD TO JPY FORWARD SD : 18-Mar-2020	(2,653,967)	(2,653,967)	-15.78%
USD TO KRW FORWARD SD : 18-Mar-2020	(2,418,341)	(2,418,341)	-14.38%
USD TO MXN FORWARD SD : 18-Mar-2020	(2,720,600)	(2,720,600)	-16.18%
USD TO NOK FORWARD SD : 18-Mar-2020	(2,661,110)	(2,661,110)	-15.83%
USD TO SGD FORWARD SD : 18-Mar-2020	(5,637,215)	(5,637,215)	-33.53%
OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS Total	(3,917,284,882)	(83,745,487)	-498.09%
TOTAL SHORT	(3,917,284,882)	(83,745,487)	-498.09%

REMAINING SECURITIES AND CASH		16,882,392	100.41%
TOTAL VALUE		16,815,005

Highland Resolute Fund

Notes to Consolidated Quarterly Schedule of Investments

January 31, 2020 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Highland Resolute Fund (the “Fund”). Effective August 31, 2017, the Fund changed its name from Redmont Resolute Fund. The Fund seeks to provide long-term total return with reduced volatility and reduced correlation to the conventional stock and bond markets. The Fund offers Class I shares.

Basis of Consolidation: Highland Resolute Cayman (the “Subsidiary”), a Cayman Islands exempted company, is a wholly owned subsidiary of the Fund. The Subsidiary’s investment objective is designed to enhance the ability of the Fund to obtain exposure to equities, financial, currency and commodities markets consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary is subject to substantially the same investment policies and investment restrictions as the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain commodity-related investments on behalf of the Fund. Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS revenue rulings, as discussed below under “Federal Income Taxes”. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to wholly own and vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the Fund, all assets and liabilities, income and expenses of the Subsidiary are consolidated in the Schedule of investments. All investments held by the Subsidiary are disclosed in the accounts of the Fund. As of January 31, 2020, net assets of the Fund were $301,358,164, of which $17,910,140, or 5.94%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Consolidated Schedule of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Consolidated Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Consolidated Schedule of Investments. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund and Subsidiary in preparation of the Consolidated Schedule of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Municipal securities having a remaining maturity of greater than 60 days are typically valued at the evaluated bid price formulated by an independent pricing service. Corporate Bonds, U.S. Government & Agency, and U.S. Treasury Bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

Highland Resolute Fund

Notes to Consolidated Quarterly Schedule of Investments

January 31, 2020 (Unaudited)

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferrable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities. Options contracts listed for trading on a securities exchange or board of trade are valued at the last quoted sales price or, in the absence of a sale at the mean of the last bid and asked price.

Forward currency exchange contracts have a fair value determined by the current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

When such prices or quotations are not available, or when Highland Associates, Inc. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Highland Resolute Fund

Notes to Consolidated Quarterly Schedule of Investments

January 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2020:

Highland Resolute Fund
Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Commercial Services	$3,787,569	$–	$384,930	$4,172,499
Other*	41,416,595	–	–	41,416,595
Open-End Mutual Funds	$142,734,380	$–	$–	$142,734,380
Preferred Stock	–	–	2,320,175	2,320,175
Corporate Bonds*	–	14,687,475	–	14,687,475
Short-Term Investments
Money Market Fund	23,175,551	–	–	23,175,551
Total	$211,114,095	$14,687,475	$2,705,105	$228,506,675

Other Financial Instruments**
Assets:
Total Return Swap Contracts	$–	$25	$–	$25
Liabilities:
Exchange Traded Funds Sold Short	(9,878,007)	–	–	(9,878,007)
Total Return Swap Contracts	–	(2)	–	(2)
Total	$(9,878,007)	$23	$–	$(9,877,984)

*	For detailed Industry descriptions, see the accompanying Consolidated Schedule of Investments.
**	Other financial instruments are derivative instruments reflected in the Consolidated Schedule of Investments. The derivatives shown in the table are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

The changes of the fair value of investments for which the Fund have used Level 3 inputs to determine the fair value are as follows:

Highland Resolute Fund	Common Stocks	Preferred Stocks	Total
Balance as of April 30, 2019	$-	$-	$-
Accrued Discount/Premium	-	-	-
Return of Capital	-	-	-
Realized Gain/(Loss)	-	-	-
Change in Unrealized Appreciation/(Depreciation)	234,516	1,413,554	1,648,070
Purchases	150,414	906,621	1,057,035
Sales Proceeds	-	-	-
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance as of January 31, 2020	$384,930	$2,320,175	$2,705,105
Net change in unrealized Appreciation/(Depreciation) attributable to Level 3 investments held at January 31, 2020	$234,516	$1,413,554	$1,648,070

Highland Resolute Fund

Notes to Consolidated Quarterly Schedule of Investments

January 31, 2020 (Unaudited)

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that the Fund will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the nine months ended January 31, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion its average daily net assets.

Short Sales: The Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

3. DERIVATIVE INSTRUMENTS

Swap Contracts: The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the Fund primarily enters into swap transactions for the purpose of increasing total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract.

Therefore, the Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts.

The Fund invests in total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Fund must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices, or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Fund are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract. Swap agreements held at January 31, 2020 are disclosed in the Consolidated Schedule of Investments.

Highland Resolute Fund

Notes to Consolidated Quarterly Schedule of Investments

January 31, 2020 (Unaudited)

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the Consolidated Schedule of investments.

Option Contracts: The Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. The Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by the Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by the Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

Futures: The Fund may enter into futures contracts for hedging purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the broker in an amount equal to a certain percentage of the contract amount. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Fund’s potential losses from the use of futures extend beyond its initial investment in such contracts. The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized. The predominant risk is that the movement of a futures contract’s price may result in a loss, which could render the Fund’s hedging strategy unsuccessful. There is minimal counterparty credit risk since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.